UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

General AMT-Free Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General AMT-Free Municipal Money Market Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Bill Vasiliou, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, General AMT-Free Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.01%, Class B shares yielded 0.01%, and Dreyfus shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus shares produced annualized effective yields of 0.01%, 0.01%, and 0.01%, respectively.1

Supply-and-demand dynamics kept yields of tax-exempt money market instruments at low levels over most of the reporting period in spite of a short-term interest rate hike in December from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, which is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper, and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Global Economic Concerns Sparked a Flight to Quality

Despite a sustained economic recovery in the United States fueled by robust job creation, global investor sentiment took a turn for the worse over the final months of 2015 due to persistent global economic challenges and sharp declines in commodity prices. These concerns triggered a worldwide flight to quality in which robust investor demand caused high-quality U.S. bond prices to rally and their yields to fall even when the Fed raised short-term interest rates by 25 basis points in December 2015. In January 2016, investors again reacted negatively to weak global economic data, causing riskier assets to lose significant value and demand for traditional safe havens in the United States to intensify further.

Issuance volumes also generally put downward pressure on municipal money market yields over the reporting period. Rising tax receipts for most state and local governments reduced the need for financing, and robust investor demand was met with a relatively limited supply of new tax-exempt instruments. Expectations of higher interest rates—combined with caution in advance of money market reforms scheduled to take effect later this year—also convinced investors to stay focused on highly liquid instruments with short maturities. Consequently, yields of variable rate demand notes (“VRDNs”) remained steady near historical lows until the end of March, when seasonal factors sent yields sharply higher. Yields of one-year notes also climbed moderately over the reporting period.

The U.S. economic recovery has continued to support better credit conditions for most municipal issuers. With a few notable exceptions, rising revenues from personal income and

3

DISCUSSION OF FUND PERFORMANCE (continued)

sales taxes have enabled state and local governments to balance their budgets, and reserve funds have rebounded to pre-recession levels.

Maintaining a Prudent Investment Posture

Like most tax-exempt money market funds, we maintained a focus on highly liquid, short-term instruments in this uncertain market environment. In our judgment, it has made little sense to incur the risks of adding longer-dated instruments, and we set the fund’s weighted average maturity in a range that is roughly in line with industry averages, which have remained low compared to historical norms. Indeed, the fund’s short weighted average maturity enabled it to capture higher VRDN yields more quickly when they spiked during the spring.

At the same time, we have continued to employ a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers should remain stable credits.

Gradual Rate Hikes Expected

The Fed has refrained from implementing a second rate hike so far in 2016, choosing instead to leave rates unchanged. The Fed indicated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Therefore, while many analysts expect one or more additional rate hikes at some point this year, any increases are likely to be modest and gradual, and an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

June 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Municipal securities holdings (as applicable), while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General AMT-Free Municipal Money Market Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.20	$1.20	$1.20
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.21	$1.21	$1.21
Ending value (after expenses)	$1,023.80	$1,023.80	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .24% for Class A, .24% for Class B and .24% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Short-Term Investments - 102.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 2.2%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.56	6/7/16	5,000,000	[a]	5,000,000
Arizona - 4.5%
Arizona Transportation Board, GAN	5.00	7/1/16	1,000,000		1,003,799
Phoenix Industrial Development Authority, Facilities Revenue (Southwest Human Development Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	970,000	[a]	970,000
Tempe Industrial Development Authority, Revenue (The Centers for Habilitation Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	1,080,000	[a]	1,080,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.45	6/7/16	7,000,000	[a]	7,000,000
				10,053,799
Colorado - 5.0%
Colorado Educational and Cultural Facilities Authority, Educational Facilities Revenue (Trinity School of Durham and Chapel Hill Project) (LOC; Branch Banking and Trust Co.)	0.41	6/7/16	3,830,000	[a]	3,830,000
Colorado Educational and Cultural Facilities Authority, Revenue (Denver Seminary Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	2,425,000	[a]	2,425,000
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (Boulder Country Day School Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	2,010,000	[a]	2,010,000
Colorado Health Facilities Authority, Revenue (Arapahoe House Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	1,935,000	[a]	1,935,000
Jefferson County, Revenue (Rocky Mountain Butterfly Consortium Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	1,205,000	[a]	1,205,000
				11,405,000
Connecticut - 2.4%
Fairfield, GO Notes, Refunding	5.00	7/1/16	300,000		301,141
Shelton Housing Authority, Revenue (Crosby Commons Project) (LOC; M&T Trust)	0.45	6/7/16	5,055,000	[a]	5,055,000
				5,356,141

6

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
District of Columbia - 1.9%
District of Columbia, Revenue (District of Columbia Preparatory Academy Issue) (LOC; M&T Trust)	0.45	6/7/16	4,355,000	[a]	4,355,000
Florida - 9.7%
Brevard County, Revenue (Holy Trinity Episcopal Academy Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	525,000	[a]	525,000
Collier County Industrial Development Authority, Revenue (Redlands Christian Migrant Association, Inc. Project) (LOC; Bank of America)	0.54	6/7/16	2,605,000	[a]	2,605,000
Florida Housing Finance Corporation, MFHR, Refunding (South Pointe Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.44	6/7/16	3,325,000	[a]	3,325,000
Hillsborough Community College Foundation, Inc., Student Housing Revenue (LOC; Bank of Montreal)	0.37	6/7/16	8,690,000	[a]	8,690,000
Hillsborough County, IDR (The Museum of Science & Industry and The Institute for Business & Home Safety Project) (LOC; Branch Banking and Trust Co.)	0.41	6/7/16	810,000	[a]	810,000
Hillsborough County Industrial Development Authority, Revenue (Independent Day School Project) (LOC; Bank of America)	0.54	6/7/16	1,000,000	[a]	1,000,000
Jacksonville, Educational Facilities Revenue (Edward Waters College Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	3,100,000	[a]	3,100,000
Jacksonville, Educational Facilities Revenue (Edward Waters College Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	590,000	[a]	590,000
Palm Beach County, IDR (Boca Raton Jewish Community Day School, Inc. Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	1,355,000	[a]	1,355,000
				22,000,000
Georgia - 2.9%
Cobb County Development Authority, Revenue (American Heart Association, Inc. Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	540,000	[a]	540,000
Cobb County Development Authority, Revenue (Dominion Christian High School, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.42	6/7/16	3,610,000	[a]	3,610,000

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 2.9% (continued)
Douglas County Development Authority, Revenue (Colonial Hills School Property, LLC Project) (LOC; Branch Banking and Trust Co.)	0.41	6/7/16	1,740,000	[a]	1,740,000
Macon-Bibb County Industrial Authority, IDR (I-75 Business Park and Airport South Industrial Park Projects) (LOC; Wells Fargo Bank)	0.47	6/7/16	760,000	[a]	760,000
				6,650,000
Illinois - 7.5%
Chicago Heights, Revenue (Chicago Heights Fitness, L.L.C. Project) (LOC; JPMorgan Chase Bank)	0.80	6/7/16	200,000	[a]	200,000
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.50	6/7/16	6,000,000	[a]	6,000,000
Illinois Development Finance Authority, Revenue (American Academy of Dermatology Project) (LOC; JPMorgan Chase Bank)	0.50	6/7/16	2,500,000	[a]	2,500,000
Illinois Educational Facilities Authority, Revenue (The Lincoln Park Society) (LOC; Citibank NA)	0.44	6/7/16	1,700,000	[a]	1,700,000
Illinois Finance Authority, Revenue (Cristo Rey Jesuit High School Project) (LOC; JPMorgan Chase Bank)	0.54	6/7/16	5,000,000	[a]	5,000,000
Saint Clair County, Revenue (McKendree College Project) (LOC; U.S. Bank NA)	0.42	6/7/16	1,600,000	[a]	1,600,000
				17,000,000
Indiana - 10.4%
Huntington, EDR, Refunding (Huntington University Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	800,000	[a]	800,000
Indiana Development Finance Authority, EDR (Goodwill Industries of Michiana, Inc. Project) (LOC; PNC Bank NA)	0.44	6/7/16	5,425,000	[a]	5,425,000
Indiana Development Finance Authority, Educational Facilities Revenue (Brebeuf Preparatory School Project) (LOC; JPMorgan Chase Bank)	0.50	6/7/16	3,500,000	[a]	3,500,000
Indiana Finance Authority, EDR (Goodwill Industries of Central Indiana, Inc. Project) (LOC; JPMorgan Chase Bank)	0.45	6/7/16	3,600,000	[a]	3,600,000
Indiana Finance Authority, Educational Facilities Revenue (Lutheran Child and Family Services Project) (LOC; PNC Bank NA)	0.44	6/7/16	2,430,000	[a]	2,430,000
Indiana Finance Authority, Educational Facilities Revenue (Lutheran Child and Family Services Project) (LOC; PNC Bank NA)	0.44	6/7/16	3,730,000	[a]	3,730,000

8

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Indiana - 10.4% (continued)
Indiana Health Facility Financing Authority, Revenue, Refunding (Pathfinder Services, Inc. Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	725,000	[a]	725,000
Saint Joseph County, Health Care Facility Revenue (South Bend Medical Foundation Project) (LOC; PNC Bank NA)	0.44	6/7/16	3,315,000	[a]	3,315,000
				23,525,000
Iowa - 1.1%
Woodbury County, Educational Facility Revenue (Siouxland Medical Education Foundation, Inc. Project) (LOC; U.S. Bank NA)	0.47	6/7/16	2,375,000	[a]	2,375,000
Kentucky - .6%
Lexington-Fayette Urban County Government, Industrial Building Revenue (Community Action Council Project) (LOC; PNC Bank NA)	0.45	6/7/16	1,345,000	[a]	1,345,000
Louisiana - 3.1%
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.36	6/1/16	4,000,000	[a]	4,000,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.36	6/1/16	2,900,000	[a]	2,900,000
				6,900,000
Maine - .3%
South Portland, GO Notes	4.00	7/15/16	625,000		627,738
Maryland - 6.5%
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	0.41	6/7/16	3,605,000	[a]	3,605,000
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	0.52	6/7/16	5,310,000	[a]	5,310,000
Maryland Economic Development Corporation, EDR (Maryland Science Center Project) (LOC; Bank of America)	0.45	6/7/16	3,760,000	[a]	3,760,000
Montgomery County, EDR (American Gastroenterological Association Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	2,000,000	[a]	2,000,000
				14,675,000

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 2.1%
Minneapolis, Housing Development Revenue, Refunding (One Ten Grant Project) (LOC; FNMA)	0.37	6/7/16	1,835,000	[a]	1,835,000
Minneapolis, MFHR (Seven Corners Apartments Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	1,340,000	[a]	1,340,000
Saint Paul Housing and Redevelopment Authority, Revenue (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	0.75	6/7/16	1,600,000	[a]	1,600,000
				4,775,000
Mississippi - .4%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.34	6/1/16	1,000,000	[a]	1,000,000
Missouri - 3.4%
Kirkwood Industrial Development Authority, Revenue (Concordia Lutheran Church Community Recreational Facilities Project) (LOC; Bank of America)	0.54	6/7/16	1,540,000	[a]	1,540,000
Saint Louis Industrial Development Authority, MFHR (Hamilton Place Apartments) (LOC; FHLMC)	0.44	6/7/16	4,535,000	[a]	4,535,000
Saint Louis Parking Commission Finance Corporation, Parking Revenue (Cupples Garage Project) (LOC; Bank of America)	0.51	6/7/16	1,380,000	[a]	1,380,000
Springfield Industrial Development Authority, MFHR, Refunding (Pebblecreek Apartments Project) (LOC; FHLB)	0.47	6/7/16	270,000	[a]	270,000
				7,725,000
New Jersey - 2.2%
Newton, GO Notes, BAN	1.50	8/26/16	3,000,000		3,006,234
Pennsauken Township, GO Notes, BAN	1.00	6/23/16	2,000,000		2,000,417
				5,006,651
New Mexico - .2%
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund Revenue, Refunding	4.00	6/15/16	530,000		530,738
New York - 1.5%
Franklin County Civic Development Corporation, Revenue (Alice Hyde Medical Center Project) (LOC; HSBC Bank USA)	0.45	6/7/16	1,000,000	[a]	1,000,000

10

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 1.5% (continued)
New York City Industrial Development Agency, Civic Facility Revenue (Jewish Community Center on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.45	6/7/16	2,400,000	[a]	2,400,000
				3,400,000
North Carolina - 1.2%
North Carolina Medical Care Commission, Health Care Facilities Revenue (Lower Cape Fear Hospice, Inc.) (LOC; Branch Banking and Trust Co.)	0.41	6/7/16	2,660,000	[a]	2,660,000
Ohio - 9.3%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	0.44	6/7/16	1,675,000	[a]	1,675,000
Hamilton County, Hospital Facilities Revenue (The Elizabeth Gamble Deaconess Home Association) (LOC; Northern Trust Company)	0.52	6/7/16	11,000,000	[a]	11,000,000
Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue, Refunding	5.00	6/1/16	375,000		375,000
Salem, Civic Facility Revenue (Community Center, Inc. Project) (LOC; PNC Bank NA)	0.44	6/7/16	2,860,000	[a]	2,860,000
Stark County Port Authority, Revenue (Canton Country Day School Project) (LOC; PNC Bank NA)	0.53	6/7/16	710,000	[a]	710,000
Stark County Port Authority, Revenue (Community Action Agency Project) (LOC; JPMorgan Chase Bank)	0.47	6/7/16	2,485,000	[a]	2,485,000
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,000,000		2,005,110
				21,110,110
Oklahoma - 1.3%
Oklahoma Capitol Improvement Authority, State Facilities Revenue, Refunding (Higher Education Projects)	5.00	7/1/16	2,455,000		2,463,795
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement Revenue	4.00	7/1/16	500,000		501,408
				2,965,203
Pennsylvania - 2.5%
Montgomery County Industrial Development Authority, Revenue (Big Little Associates Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	300,000	[a]	300,000
Northampton County Industrial Development Authority, Revenue (Moravian Academy) (LOC; Wells Fargo Bank)	0.55	6/7/16	450,000	[a]	450,000

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 2.5% (continued)
Pennsylvania Economic Development Financing Authority, EDR (Montessori Academy of Chambersburg, Inc. Project) (LOC; PNC Bank NA)	0.55	6/7/16	1,200,000	[a]	1,200,000
Pennsylvania Economic Development Financing Authority, Recovery Zone Facility Revenue (Hawley Silk Mill, LLC Project) (LOC; PNC Bank NA)	0.53	6/7/16	800,000	[a]	800,000
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	5.00	7/1/16	325,000		326,167
York Redevelopment Authority, Revenue (LOC; M&T Trust)	0.50	6/7/16	2,460,000	[a]	2,460,000
				5,536,167
South Carolina - 1.8%
South Carolina Jobs-Economic Development Authority, EDR (Anderson Area YMCA, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.43	6/7/16	4,160,000	[a]	4,160,000
Tennessee - .7%
Hendersonville Industrial Development Board, MFHR, Refunding (Windsor Park Project) (LOC; FNMA)	0.42	6/7/16	1,670,000	[a]	1,670,000
Texas - 4.3%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.50	6/7/16	5,000,000	[a]	5,000,000
Mission Economic Development Corporation, SWDR (IESI TX Corporation Project) (LOC; Bank of America)	0.45	6/7/16	2,400,000	[a]	2,400,000
Splendora Higher Education Facilities Corporation, Revenue (Fellowship Christian Academy Project) (LOC; Bank of America)	0.54	6/7/16	1,300,000	[a]	1,300,000
Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue	5.00	7/1/16	500,000		501,809
Texas Water Development Board, State Revolving Fund Subordinate Lien Revenue	5.00	7/15/16	450,000		452,532
				9,654,341
Utah - .8%
Ogden City Redevelopment Agency, Tax Increment Revenue (LOC; Wells Fargo Bank)	0.47	6/7/16	675,000	[a]	675,000

12

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - .8% (continued)
Salt Lake County, Training Facilities Revenue (Community Foundation for the Disabled, Inc. Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	500,000	[a]	500,000
Utah, GO Notes	5.00	7/1/16	245,000		245,870
Utah, GO Notes, Refunding	5.00	7/1/16	350,000		351,271
				1,772,141
Vermont - 3.3%
Vermont Economic Development Authority, Mortgage Revenue (Wake Robin Corporation Project) (LOC; M&T Bank)	0.45	6/7/16	7,500,000	[a]	7,500,000
Virginia - 2.4%
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	0.52	6/7/16	2,800,000	[a]	2,800,000
Fairfax County Industrial Develpoment Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	0.52	6/7/16	2,500,000	[a]	2,500,000
				5,300,000
Washington - 2.0%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Nikkei Manor Project) (LOC; Bank of America)	0.53	6/7/16	1,250,000	[a]	1,250,000
Washington Housing Finance Commission, Nonprofit Housing Revenue (Pioneer Human Services Projects) (LOC; U.S. Bank NA)	0.47	6/7/16	1,085,000	[a]	1,085,000
Washington Housing Finance Commission, Nonprofit Revenue (Nikkei Concerns Project) (LOC; U.S. Bank NA)	0.46	6/7/16	1,480,000	[a]	1,480,000
Washington Housing Finance Commission, Nonprofit Revenue (The Evergreen School Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	745,000	[a]	745,000
				4,560,000
Wisconsin - 5.2%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc. Project) (LOC; Bank of America)	0.47	6/7/16	3,250,000	[a]	3,250,000
Hudson School District, GO Notes, BAN	2.00	8/8/16	3,000,000		3,006,720
Racine, GO Notes, Refunding	2.00	6/1/16	825,000		825,000

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 5.2% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue (Madison Family Medicine Residency Corporation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.50	6/7/16	1,975,000	[a] 1,975,000
Wisconsin Health and Educational Facilities Authority, Revenue (Sinsinawa Nursing, Inc. Project) (LOC; JPMorgan Chase Bank)	0.50	6/7/16	910,000	[a] 910,000
Wisconsin Health and Educational Facilities Authority, Revenue (Valley Packaging Industries, Inc.) (LOC; JPMorgan Chase Bank)	0.50	6/7/16	1,720,000	[a] 1,720,000
				11,686,720
Total Investments (cost $232,279,749)			102.7%	232,279,749
Liabilities, Less Cash and Receivables			(2.7%)	(6,001,141)
Net Assets			100.0%	226,278,608

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	27.6
Education	25.9
Health Care	16.4
Housing	11.8
City	3.0
Utility-Electric	2.2
Transportation Services	1.5
Resource Recovery	1.1
State/Territory	1.1
County	.9
Special Tax	.4
Utility-Water and Sewer	.4
Other	10.4
102.7

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	232,279,749	232,279,749
Cash		246,588
Interest receivable		327,831
		232,854,168
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		81,838
Payable for investment securities purchased		6,437,603
Payable for shares of Common Stock redeemed		56,119
		6,575,560
Net Assets ($)		226,278,608
Composition of Net Assets ($):
Paid-in capital		226,278,544
Accumulated net realized gain (loss) on investments		64
Net Assets ($)		226,278,608

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	24,080,069	175,118,244	27,080,295
Shares Outstanding	24,079,712	175,120,534	27,080,011
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	298,929
Expenses:
Management fee—Note 2(a)	604,740
Distribution fees—Note 2(b)	253,060
Shareholder servicing costs—Note 2(c)	229,115
Directors’ fees—Note 2(a,d)	14,198
Total Expenses	1,101,113
Less—reduction in expenses due to undertaking—Note 2(a)	(799,012)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(14,198)
Net Expenses	287,903
Investment Income—Net	11,026
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	64
Net Increase in Net Assets Resulting from Operations	11,090

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	One Month Ended November 30, 2015[a]	Year Ended October 31, 2015
Operations ($):
Investment income—net	11,026	385	82
Net realized gain (loss) on investments	64	-	18,736
Net Increase (Decrease) in Net Assets Resulting from Operations	11,090	385	18,818
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,108)	(1,488)	(1,387)
Class B	(8,368)	(14,725)	(12,638)
Dreyfus Class	(609)	(711)	(722)
Class Rb	(941)	(2,197)	(2,674)
Total Dividends	(11,026)	(19,121)	(17,421)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	15,966,345	2,710,284	25,267,613
Class B	265,783,957	30,000,220	426,624,351
Dreyfus Class	36,175,992	118,781	35,377,266
Class Rb	58,048,956	14,478,755	283,027,454
Dividends reinvested:
Class A	1,108	1,488	1,382
Class B	8,323	14,725	12,625
Dreyfus Class	609	710	707
Class Rb	213	449	633
Cost of shares redeemed:
Class A	(10,914,835)	(765,458)	(25,845,327)
Class B	(270,568,945)	(23,488,323)	(434,441,661)
Dreyfus Class	(17,900,792)	(319,465)	(37,968,937)
Class Rb	(85,059,670)	(8,734,228)	(292,502,461)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,458,739)	14,017,938	(20,446,355)
Total Increase (Decrease) in Net Assets	(8,458,675)	13,999,202	(20,444,958)
Net Assets ($):
Beginning of Period	234,737,283	220,738,081	241,183,039
End of Period	226,278,608	234,737,283	220,738,081

aThe fund has changed its fiscal year end from October 31 to November 30.
bOn April 15, 2016, Class R shares were converted to Dreyfus Class shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended		One Month Ended
Class A Shares	May 31, 2016	November 30,	Year Ended October 31,
(Unaudited)		2015[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.71[e]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.24[e]	.14[e]	.15	.16	.23	.28	.38
Ratio of net investment income to average net assets	.01[e]	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	24,080	19,027	17,083	17,659	23,792	27,625	30,764

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended		One Month Ended
Class B Shares	May 31, 2016	November 30,	Year Ended October 31,
(Unaudited)		2015[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.01[e]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	.24[e]	.14[e]	.15	.16	.23	.29	.37
Ratio of net investment income to average net assets	.01[e]	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	175,118	179,895	173,383	181,187	181,787	248,951	229,126

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

20

Six Months Ended		One Month Ended
Dreyfus Class Shares	May 31, 2016	November 30,	Year Ended October 31,
(Unaudited)		2015[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01[c]	.00[d]	.01	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[e]	.51[e]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.24[e]	.14[e]	.16	.17	.23	.28	.38
Ratio of net investment income to average net assets	.01[e]	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	27,080	8,804	9,005	11,596	14,720	14,017	26,003

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General AMT-Free Municipal Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective April 15, 2016, the fund’s Class R shares were converted to Dreyfus Class shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Dreyfus Class (2 billion shares authorized). Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	232,279,749
Level 3 - Significant Unobservable Inputs	-
Total	232,279,749
† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

24

expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

The tax period ended November 30, 2015 and each tax year in the two-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: tax–exempt income $385 and ordinary income $18,736. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended May 31, 2016, fees reimbursed by Dreyfus amounted to $14,198.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $799,012 during the period ended May 31, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended May 31, 2016, Class A shares and Class B shares were charged $23,945 and $229,115, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended May 31, 2016, Class B shares were charged $229,115, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,852, Distribution Plan fees $41,643 and Shareholder Services Plan fees $37,638, which are offset against an expense reimbursement currently in effect in the amount of $93,295.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2016, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $72,995,000 and $128,640,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

28

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was within one or two basis points of the Performance Group median in all periods and was at or within one basis point of the Performance Universe median in all periods except for the ten-year period when it was above the median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

30

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

31

NOTES

32

NOTES

33

For More Information

General AMT-Free Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTXX Class B: DMBXX Dreyfus Class: DLRXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0324SA0516

General Treasury and Agency Money Market Fund

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury and Agency Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury & Agency Money Market Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Patricia A. Larkin, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, General Treasury and Agency Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and Dreyfus shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class A shares and Dreyfus shares produced annualized effective yields of 0.01% and 0.01%, respectively. From their inception on January 4, 2016 through May 31, 2016, the fund’s Class B shares produced an annualized yield of 0.01% and an annualized effective yield of 0.01%.1

Yields of short-term U.S. government debt obligations rose slightly over the reporting period in response to a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. To pursue its goal, the fund normally invests at least 80% of its assets in Treasury securities and repurchase agreements collateralized by Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government.

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery persisted during the final months of 2015 despite a number of global economic headwinds, including sluggish growth in Europe, a slowdown in China and continued declines in commodity prices. In December, U.S. manufacturing activity posted its third month of declines, but 271,000 new jobs were created and the unemployment rate remained at 5.0%. The Fed responded to the strengthening U.S. labor market by raising the federal funds rate to between 0.25% and 0.50%, an increase of 25 basis points. The short-term rate hike was the first in nearly 10 years. The Fed’s move was widely expected, and yields of money market instruments had already repriced slightly higher. U.S. GDP grew at a 1.4% annualized rate over the fourth quarter of 2015.

In January 2016, additional reports of disappointing economic activity in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic challenges continued to dampen U.S. manufacturing activity. Yet, domestic economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added to the labor force. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

Economic data generally remained positive in March, when 186,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw materials prices. Still, a revised estimate from the U.S. Department of Commerce showed just a 0.8% annualized GDP growth rate for the first quarter of 2016.

3

DISCUSSION OF FUND PERFORMANCE (continued)

April saw the addition of a relatively mild 123,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Personal income climbed by 0.4% for the second consecutive month. Meanwhile, inflation accelerated in April at a 4.8% annualized rate, reflecting a strong recovery in energy prices.

Economic data remained mixed in May. The U.S. Department of Labor estimated that only 38,000 new jobs were created during the month. The unemployment rate declined to 4.7%, but the reduction was attributed to workers leaving the labor force. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate, primarily due to higher fuel prices.

Gradual and Modest Rate Hikes Expected

Expectations of the pace and magnitude of the Fed’s move toward higher short-term interest rates have diminished over the past several months. Indeed, U.S. monetary policymakers have refrained from implementing a second rate hike so far in 2016. After its meeting in mid-June, the Fed reiterated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one additional rate hike this year, any increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity early in the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on short-term U.S. government obligations.

June 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield and annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury and Agency Money Market Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016†
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000††	$1.55	$1.34	$1.50
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016†††
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000††††	$1.57	$1.67	$1.52
Ending value (after expenses)	$1,023.45	$1,023.35	$1,023.50

† From January 4, 2016 (commencement of initial offering) to May 31, 2016 for Class B.

†† Expenses are equal to the fund’s annualized expense ratio of .31% for Class A and .30% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366. Expenses are equal to the fund’s annualized expense ratio of .33% for Class B, multiplied by the average account value over the period, multiplied by 149/366 (to reflect the actual days in the period).

††† Please note that while Class B shares commenced operations on January 4, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period December 1, 2015 to May 31, 2016.

†††† Expenses are equal to the fund’s annualized expense ratio of .31% for Class A, .33% for Class B and .30% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

U.S. Treasury Bills - 9.8%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
10/20/16 (cost $39,945,950)	0.35	40,000,000		39,945,950
U.S. Treasury Floating Rate Notes - 12.3%
6/1/16	0.52	5,000,000	[a]	5,001,640
6/1/16	0.61	45,000,000	[a]	45,008,404
Total U.S. Treasury Floating Rate Notes (cost $50,010,044)				50,010,044
U.S. Treasury Notes - 9.9%
9/30/16 (cost $40,045,366)	0.64	40,000,000		40,045,366
Repurchase Agreements - 67.9%
BNP Paribas	0.29	50,000,000		50,000,000
dated 5/31/16, due 6/1/16 in the amount of $50,000,403 (fully collateralized by $50,318,300 U.S. Treasuries (including strips), 0%-4.63%, due 6/23/16-2/28/22, value $51,000,054)
CIBC World Markets PLC	0.29	50,000,000		50,000,000
dated 5/31/16, due 6/1/16 in the amount of $50,000,403 (fully collateralized by $49,645,000 U.S. Treasuries (including strips), 2.13%, due 5/15/25, value $51,001,989)
Citigroup Global Markets Holdings Inc.	0.28	40,000,000		40,000,000
dated 5/31/16, due 6/1/16 in the amount of $40,000,311 (fully collateralized by $39,743,800 U.S. Treasuries (including strips), 3.25%, due 3/31/17, value $40,800,058)
Credit Agricole CIB	0.28	16,000,000		16,000,000
dated 5/31/16, due 6/1/16 in the amount of $16,000,124 (fully collateralized by $15,702,315 U.S. Treasuries (including strips), 0.13%-4%, due 4/15/17-5/15/25, value $16,320,000)
HSBC USA Inc.	0.27	50,000,000		50,000,000
dated 5/31/16, due 6/1/16 in the amount of $50,000,375 (fully collateralized by $47,395,000 U.S. Treasuries (including strips), 3%, due 11/15/44, value $51,000,539)

6

Repurchase Agreements - 67.9% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.	0.29	70,000,000	70,000,000
dated 5/31/16, due 6/1/16 in the amount of $70,000,564 (fully collateralized by $58,575,000 U.S. Treasuries (including strips), 3.63%, due 2/15/44, value $71,400,368)
Total Repurchase Agreements (cost $276,000,000)			276,000,000
Total Investments (cost $406,001,360)		99.9%	406,001,360
Cash and Receivables (Net)		.1%	351,787
Net Assets		100.0%	406,353,147

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	67.9
U.S. Treasury Floating Rate Notes	12.3
U.S. Treasury Notes	9.9
U.S. Treasury Bills	9.8
99.9

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $276,000,000)—Note 1(b)	406,001,360	406,001,360
Cash		354,620
Interest receivable		99,599
		406,455,579
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		96,583
Accrued expenses		5,849
		102,432
Net Assets ($)		406,353,147
Composition of Net Assets ($):
Paid-in capital		406,353,147
Net Assets ($)		406,353,147

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	259,218,209	40,000	147,094,938
Shares Outstanding	259,217,944	40,000	147,095,203
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	686,501
Expenses:
Management fee—Note 2(a)	1,102,128
Distribution fees—Note 2(b)	262,047
Directors’ fees—Note 2(a,d)	32,505
Shareholder servicing costs—Note 2(c)	41
Total Expenses	1,396,721
Less—reduction in expenses due to undertaking—Note 2(a)	(697,984)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(32,505)
Net Expenses	666,232
Investment Income—Net, representing net increase in net assets resulting from operations	20,269

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2016 (Unaudited)		[a]	One Month Ended November 30, 2015	[b] Year Ended October 31, 2015
Operations ($):
Investment Income—net	20,269		13	173
Net realized gain (loss) on investments	-		-	800
Investment Income—net	20,269		13	973
Dividends to Shareholders from ($):
Investment income—net:
Class A	(12,228)		(354)	(417)
Class B	(1)		-	-
Dreyfus Class	(8,040)		(459)	(868)
Total Dividends	(20,269)		(813)	(1,285)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	156,879,173		3,111,655	126,278,266
Class B	40,000		-	-
Dreyfus Class	218,143,292		60,321,266	436,832,145
Dividends reinvested:
Class A	12,117		351	410
Dreyfus Class	767		6	4
Cost of shares redeemed:
Class A	(59,701,013)		(11,335,231)	(78,563,781)
Dreyfus Class	(274,133,585)		(33,231,754)	(592,432,301)
Increase (Decrease) in Net Assets from Capital Stock Transactions	41,240,751		18,866,293	(107,885,257)
Total Increase (Decrease) in Net Assets	41,240,751		18,865,493	(107,885,569)
Net Assets ($):
Beginning of Period	365,112,396		346,246,903	454,132,472
End of Period	406,353,147		365,112,396	346,246,903

aOn January 4, 2016, the fund commenced offering Class B shares and on April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
bThe fund has changed its fiscal year end from October 31 to November 30.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended		One Month Ended
Class A Shares	May 31, 2016	November 30,	Year Ended October 31,
(Unaudited)		2015[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.74[e]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.31[e]	.09[e]	.08	.05	.09	.10	.12
Ratio of net investment income to average net assets	.01[e]	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	259,218	162,028	170,252	122,537	155,847	122,029	125,984

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Period Ended
Class B Shares	May 31, 2016
(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net[b]	.000
Distributions:
Dividends from investment income—net[b]	(.000)
Net asset value, end of period	1.00
Total Return (%)[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.99
Ratio of net expenses to average net assets[d]	.33
Ratio of net investment income to average net assets[d]	.01
Net Assets, end of period ($ x 1,000)	40

a From January 4, 2016 (commencement of initial offering) to May 31, 2016.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

12

Six Months Ended		One Month Ended
Dreyfus Class Shares	May 31, 2016	November 30,	Year Ended October 31,
(Unaudited)[a]		2015[b]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[c]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[c]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[d]	.00[d,e]	.00[e]	.00[e]	.00[e]	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[f]	.54[f]	.51	.51	.51	.51	.50
Ratio of net expenses to average net assets	.30[f]	.10[f]	.08	.05	.09	.11	.12
Ratio of net investment income to average net assets	.01[f]	.00[e,f]	.00[e]	.00[e]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	147,095	203,084	175,995	331,596	186,655	214,391	153,112

a Effective April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
b The fund has changed its fiscal year end from October 31 to November 30.
c Amount represents less than $.001 per share.
d Not annualized.
e Amount represents less than .01%.
f Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury and Agency Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective January 4, 2016, for the fund to commence offering Class B shares. Also, effective April 15, 2016, the fund’s existing Class R shares were redesignated as Dreyfus Class shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B and Dreyfus Class. Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

14

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	406,001,360
Level 3 - Significant Unobservable Inputs	-
Total	406,001,360
† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint

16

repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

The tax period ended November 30, 2015 and each tax year in the two–year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended May 31, 2016, fees reimbursed by Dreyfus amounted to $32,505.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $697,984 during the period ended May 31, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended May 31, 2016, Class A shares and Class B shares were charged $262,014 and $33, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended May 31, 2016, Class B shares were charged $41, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor

18

and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $157,247, Distribution Plan fees $43,935 and Shareholder Service Plan fees $8, which are offset against an expense reimbursement currently in effect in the amount of $104,607.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total

20

expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or within one basis point of the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was below the Performance Group median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund

22

pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

23

NOTES

24

NOTES

25

For More Information

General Treasury and Agency Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DUIXX Class B: DABXX Dreyfus Class: DUTXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0326SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management  Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and  Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)